SHAREHOLDERS' EQUITY (Schedule of Nonvested Shares Activity) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Shares
Non-vested, beginning balance | shares	10,000
Granted | shares	8,000
Exercised | shares	(6,000)
Non-vested, ending balance | shares	12,000
Weighted average grant date fair value
Non-vested, beginning balance | $ / shares	$ 5.76
Granted | $ / shares	7.32
Exercised | $ / shares	5.76
Non-vested, ending balance | $ / shares	$ 6.80